Other current assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets and Other Liabilities [Abstract]
Disclosure of detailed information about other current assets and other current liabilities

	2023	2022
Other current assets
Current portion of derivative assets(1)	$10,304	$11,791
Receivable from Orion(2)	—	25,000
Prepaid insurance expenses	5,999	7,213
Deposits for consumable supplies	3,629	1,686
Marketable securities	2,834	830
Asset held-for-sale (note 5)	1,510	—
Other	745	3,264
Total other current assets	$25,021	$49,784
Other current liabilities
Current portion of lease obligations (note 13)	$6,106	$5,245
Current portion of derivative liabilities(1)	2,965	14,189
Current portion of provision for reclamation (note 12)	28,087	10,941
Deferred milestone payment(3)	—	30,871
Share repurchase liability (note 20)	8,084	—
Deferred revenue(4)	9,536	12,283
Total other current liabilities	$54,778	$73,529
(1)Relates to the gold, diesel, foreign exchange, and copper hedging contracts (note 24a).
(2)Relates to the payment from the Orion Resource Partners (USA) LP (“Orion”) which was receivable as part of the 2021 disposition of the Greenstone Partnership and was received in December 2023 (note 28).
(3)The deferred milestone payment related to the acquisition of the Goldfield Project and was disbursed in September 2023 (note 27).
(4)Relates to an advance payment received on the gold and copper concentrate for which the control transferred in the subsequent period.